Derivative Financial Instruments - Contingent Features (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instrument liabilities with credit-risk-related contingent features	$ 42.9	$ 93.5
Collateral posted	(3.1)	(61.5)
Collateral received	114.1	91.5
Return of and additional collateral required in the event of a credit rating downgrade below investment grade	$ 154.0	$ 123.3